Issued Capital (Details) - Schedule of issued capital - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Issued Capital [Abstract]
Ordinary shares	$ 150,842,248	$ 86,586,794
Total ordinary shares	$ 150,842,248	$ 86,586,794